INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Raw materials	$67,827	$117,093
Work in process	265,386	876,021
Finished goods	2,727,827	2,523,455
	3,061,040	3,516,569
Less: inventory allowance	(381,765)	(146,684)
Inventory, net	$2,679,275	$3,369,885